Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Schedule of Changes in Asset Retirement Obligations

The following shows the changes in the asset retirement obligations:

years ended December 31:

(add 000)	2016	2015
Balance at beginning of year	$89,604	$70,422
Accretion expense	4,288	3,336
Liabilities incurred and liabilities assumed in business combinations	6,700	14,735
Liabilities settled	166	(4,490)
Revisions in estimated cash flows	348	5,601
Balance at end of year	$101,106	$89,604

Schedule of Contractual Purchase Commitments	The Corporation’s contractual purchase commitments as of December 31, 2016 are as follows: (add 000)
2017	$154,804
2018	24,555
2019	16,453
2020	2,979
2021	454
Thereafter	1,136
Total	$200,381